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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06053
Invesco Insured Municipal Bond Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Insured Municipal Bond Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2011

           invesco.com/us           MS-CE-IMB-QTR-1      05/11           Invesco Advisers, inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—153.80%

Alabama—0.87%
Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS-AGM) (a)	5.25%	07/01/30	$300	$306,177

Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	5.00%	08/01/37	175	176,204

				482,381

Alaska—2.34%
Alaska (State of) Industrial Development & Export Authority (Snettisham Hydroelectric); Series 1998, Power RB (INS-AMBAC) (a)(b)	5.00%	01/01/27	1,400	1,295,518

Arizona—0.87%
Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	290	296,055

Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	100	92,882

Series 2010, RB	5.13%	05/15/40	100	92,690

				481,627

California—27.61%
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(c)	0.00%	08/01/36	485	85,229

Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/24	220	230,047

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)	4.50%	10/01/37	1,500	1,373,745

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/26	215	93,310

Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/31	420	125,508

California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (INS-AGM) (a)	5.00%	05/01/22	550	614,922

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	400	364,112

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	200	182,514

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/29	105	33,907

Dry Creek Joint Elementary School District (Election of 2008); Series 2009 E, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/43	2,120	258,491

Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (a)	5.00%	07/01/32	1,000	1,006,870

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/31	120	32,206

Series 2009 A, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/32	460	114,715

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/38	500	432,960

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	200	197,432

Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (INS-NATL) (a)(d)	5.00%	07/01/25	1,000	1,063,370

Los Angeles Unified School District (Election of 2004); Series 2006 F, Unlimited Tax GO Bonds (INS-FGIC) (a)	5.00%	07/01/30	1,000	1,015,870

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(c)	0.00%	08/01/35	300	60,027

Oakland (City of) Joint Powers Financing Authority (Oakland Administration Buildings); Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/23	250	256,537

Oakland (Port of); Series 2002 L, RB (b)(e)(f)	5.00%	11/01/12	55	58,629

Series 2002 L, RB (INS-NATL) (a)(b)	5.00%	11/01/21	445	447,826

See accompanying notes which are an integral part of this schedule.
           Invesco Insured Municipal Bond Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/37	$1,785	$311,839

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/28	705	236,302

Series 2009 A, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/31	760	203,969

Regents of the University of California; Series 2007 J, General RB (INS-AGM) (a)(d)	4.50%	05/15/31	2,205	2,105,620

Series 2007 J, General RB (INS-AGM) (a)(d)	4.50%	05/15/35	1,795	1,627,382

Sacramento (County of) Sanitation Districts Financing Authority; Series 2006, RB (INS-NATL) (a)	5.00%	12/01/28	1,000	1,039,170

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R-3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(d)	5.00%	06/15/28	1,000	1,023,259

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(f)(g)	3.50%	05/31/13	400	400,160

Yosemite Community College District (Election of 2004); Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/22	525	280,859

				15,276,787

Colorado—1.98%
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	250	250,675

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/30	1,000	847,260

				1,097,935

Connecticut—0.52%
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-1, RB (INS-NATL) (a)	5.00%	07/01/24	275	288,692

District of Columbia—5.04%
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	245	257,799

District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	1,000	925,010

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(d)	5.00%	06/01/26	260	276,474

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(d)	5.00%	06/01/27	260	274,682

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(d)	5.00%	06/01/28	520	545,808

Series 2009 A, Income Tax Sec. RB (d)	5.25%	12/01/27	460	510,002

				2,789,775

Florida—19.84%
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (a)	5.00%	04/01/31	1,000	988,160

Broward (County of) School Board; Series 2001 A, COP (INS-AGM) (a)	5.00%	07/01/26	2,000	2,004,820

Citizens Property Insurance Corp.; Series 2010 A-1, Sr. Sec. High Risk Account RB	5.00%	06/01/14	500	531,545

Jacksonville (City of); Series 2003 C, Ref. Excise Taxes RB (INS-NATL) (a)(b)	5.25%	10/01/19	1,500	1,552,395

Miami Beach (City of); Series 2000, Water & Sewer RB (INS-AMBAC) (a)	5.75%	09/01/25	865	876,409

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	400	409,584

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGC) (a)	5.00%	07/01/35	300	296,880

Miami-Dade (County of); Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS-NATL) (a)(c)	0.00%	10/01/30	1,000	838,320

Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	400	402,492

Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	280	272,516

Orange (County of) Health Facilities Authority (Orlando Regional Healthcare System); Series 2007 A-2, Hospital VRD RB (INS-AGM) (a)(h)	0.40%	10/01/41	1,400	1,400,000

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	350	395,797

See accompanying notes which are an integral part of this schedule.
           Invesco Insured Municipal Bond Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/29	$500	$513,260

Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	480	492,552

				10,974,730

Georgia—1.93%
Atlanta (City of); Series 2010 A, General Airport RB (INS-AGM) (a)	5.00%	01/01/35	800	801,904

Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (a)	5.00%	07/01/34	265	267,271

				1,069,175

Idaho—1.66%
Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2005, RB (INS-AGM) (a)	5.00%	07/01/35	425	429,467

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/25	455	490,949

				920,416

Illinois—13.03%
Chicago (City of) (O’Hare International Airport); Series 2001 A, Second Lien Passenger Facility Charge RB (INS-AMBAC) (a)(b)	5.38%	01/01/32	2,000	1,908,900

Chicago (City of) Park District (Harbor Facilities Revenues Alternate Revenue Source); Series 2003 C, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	01/01/24	1,500	1,566,165

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/25	295	301,847

Chicago (City of); Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(d)(i)	5.00%	01/01/37	1,350	1,294,475

DeKalb County Community Unit School District No. 428; Series 2008, School Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/24	210	222,854

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.75%	08/15/30	365	382,710

Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	1,000	900,440

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	300	290,763

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	340	338,232

				7,206,386

Iowa—1.40%
Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (d)(i)	5.00%	06/01/25	405	444,022

Series 2009 A, Special Obligation RB (d)(i) 5.00% 06/01/26 305 331,691

				775,713

Kansas—0.71%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	140	149,550

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (a)	5.25%	09/01/34	235	242,910

				392,460

Kentucky—1.59%
Kentucky (Commonwealth of) State Property & Buildings Commission (Project No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	360	381,751

Louisville & Jefferson County Visitors & Convention Commission (International Convention Center); Series 2004 B, Ref. VRD Dedicated Tax RB (INS-AGM) (a)(h)	0.14%	12/01/22	500	500,000

				881,751

Louisiana—0.74%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.50%	10/01/35	400	408,308

See accompanying notes which are an integral part of this schedule.
           Invesco Insured Municipal Bond Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—4.82%
Massachusetts (State of) Health & Educational Facilities Authority (Boston College); Series 2008 M-2, RB	5.50%	06/01/30	$500	$591,405

Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2009 A, RB (d)	5.50%	11/15/36	1,435	1,570,134

Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2009 O, RB (d)	5.50%	07/01/36	465	503,911

				2,665,450

Michigan—3.80%
Detroit (City of); Series 2006 C, Ref. Second Lien Water Supply System RB (INS-AGM) (a)	5.00%	07/01/26	275	269,849

Wayne (Charter County of) (Detroit Metropolitan Wayne County Airport); Series 2002 D, Ref. Airport RB (INS-NATL) (a)(b)	5.50%	12/01/17	1,500	1,534,230

Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/29	290	299,370

				2,103,449

Minnesota—3.21%
Minneapolis (City of)(Fairview Health Services); Series 2005 D, Health Care System RB (INS-AMBAC) (a)	5.00%	11/15/30	1,000	974,490

Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Hospitals & Clinics of Minnesota); Series 2007 A, VRD Health Care System RB (INS-AGM) (a)(h)	0.15%	08/15/37	800	800,000

				1,774,490

Missouri—0.38%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	70	76,342

Series 2011 A, Ref. RB	5.50%	09/01/25	125	135,111

				211,453

Montana—0.32%
Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	170	178,089

Nevada—1.91%
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(d)	5.00%	06/01/26	1,000	1,053,980

New Hampshire—0.90%
New Hampshire (State of) Health & Education Facilities Authority (University System of New Hampshire); Series 2001, RB (INS-AMBAC) (a)	5.13%	07/01/33	495	496,010

New Jersey—1.95%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC — Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	175	162,682

New Jersey (State of) Economic Development Authority; Sub-Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	265	290,601

New Jersey (State of) Housing & Mortgage Finance Agency; Series 2000 CC, Home Buyer RB (INS-NATL) (a)(b)	5.88%	10/01/31	100	100,043

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(c)	0.00%	12/15/26	1,290	525,791

				1,079,117

New York—15.38%
Long Island Power Authority; Series 2004 A, Electrical System RB (INS-AMBAC) (a)	5.00%	09/01/34	1,000	1,003,940

Metropolitan Transportation Authority; Series 2002 B, Service Contract RB (INS-NATL) (a)	5.50%	07/01/20	2,000	2,085,840

Series 2010 D, RB	5.00%	11/15/34	275	274,051

New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 2003-1, RB (INS-NATL) (a)	5.00%	07/01/24	2,000	2,083,160

See accompanying notes which are an integral part of this schedule.
           Invesco Insured Municipal Bond Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (State of) Dormitory Authority (Mental Health Services Facilities Improvement); Series 2007 A, State Supported Debt RB (INS-AGM) (a)	5.00%	02/15/27	$500	$519,435

New York (State of) Dormitory Authority (The City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/28	400	446,828

New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (a)	5.00%	01/01/31	1,145	999,161

New York (City of) Industrial Development Agency (Yankee Stadium); Series 2006, PILOT RB (INS-FGIC) (a)	5.00%	03/01/46	445	394,711

New York (City of); Sub-series 2001 A-6, VRD Unlimited Tax GO Bonds (INS-AGM)(a)(h)	0.45%	11/01/26	700	700,000

				8,507,126

Ohio—5.27%
American Municipal Power-Ohio Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(d)	5.25%	02/15/33	2,500	2,574,500

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	175	165,566

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (f)(g)	5.88%	06/01/16	160	176,352

				2,916,418

Oklahoma—1.08%
Oklahoma (State of) Development Finance Authority (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. & INTEGRIS Rural Health, Inc.); Series 2007 A-3, Ref. VRD Health System RB (INS-AGC) (a)(h)	0.14%	08/15/33	600	600,000

Pennsylvania—2.90%
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (f)(g)	3.70%	05/01/15	350	359,506

Philadelphia (City of); Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.13%	07/15/38	155	171,813

Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,000	1,075,670

				1,606,989

Puerto Rico—1.17%
Puerto Rico Sales Tax Financing Corp.; First Sub. Series 2009 A, RB (e)(f)	5.00%	08/01/11	260	262,098

First Sub. Series 2010 C, RB	5.25%	08/01/41	400	382,492

				644,590

South Carolina—3.03%
Piedmont Municipal Power Agency; Series 2008 C, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	630	661,179

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2006 A, RB (INS-NATL) (a)	5.00%	01/01/36	1,000	1,016,120

				1,677,299

Texas—15.68%
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	200	200,318

Dallas & Fort Worth (Cities of)(International Airport); Series 2001 A, Ref. Joint Improvement RB (INS-NATL) (a)(b)	5.50%	11/01/31	2,000	1,993,820

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	175	188,445

Houston (City of); Series 2004 B, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	500	541,070

Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/25	275	292,421

Humble Independent School District; Series 2008 A, School Building Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/26	285	308,305

Lower Colorado River Authority (Transmission Services Corp.); Series 2004, Ref. Transmission Contract RB (INS-NATL) (a)	5.00%	05/15/25	1,000	1,000,550

See accompanying notes which are an integral part of this schedule.
           Invesco Insured Municipal Bond Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas—(continued)
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(c)	0.00%	01/01/28	$1,500	$555,555

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(c)	0.00%	01/01/31	320	95,334

San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	200	200,730

Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	210	208,014

Texas (State of) Turnpike Authority; Series 2002, First Tier CAB RB (INS-BHAC) (a)(c)	0.00%	08/15/27	1,265	504,798

University of Houston System Board of Regents; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(d)	5.00%	02/15/33	2,500	2,585,400

				8,674,760

Utah—1.64%
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)	5.00%	06/15/36	880	904,939

Virginia—4.51%
Norfolk (City of); Series 1995, Water RB (INS-NATL) (a)	5.88%	11/01/20	2,000	2,007,760

Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	250	245,077

Roanoke (City of) Industrial Development Authority (Carilion Health System Obligated Group); Series 2005 B, Hospital RB (INS-AGM) (a)	5.00%	07/01/38	250	244,723

				2,497,560

Washington—5.10%
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (a)	5.00%	01/01/34	950	953,201

Washington (State of); Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(c)	0.00%	12/01/29	800	326,288

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (d)	5.00%	08/01/29	705	754,428

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (d)	5.00%	08/01/30	740	788,167

				2,822,084

West Virginia—0.62%
West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB (f)(g)	5.38%	12/01/20	350	342,864

TOTAL INVESTMENTS(j)—153.80% (Cost $84,645,314)				85,098,321

Floating Rate Note Obligations—(21.61)%
Notes with interest rates ranging from 0.18% to 0.33% at 05/31/11 and contractual maturities of collateral ranging from 06/01/25 to 01/01/37 (See Note 1D)(k)				(11,955,000)

OTHER ASSETS LESS LIABILITIES—0.61%				335,948

PREFERRED SHARES—(32.80)%				(18,150,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$55,329,269

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.*
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
Conv.	— Convertible
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
FTA	— Federal Transit Administration
GO	— General Obligation
INS	— Insurer
See accompanying notes which are an integral part of this schedule.
            Invesco Insured Municipal Bond Trust

NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
PILOT	— Payment-in-Lieu-of-Tax
RAB	— Revenue Anticipation Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Zero coupon bond issued at a discount.

(d)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,375,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	26.4%

National Public Finance Guarantee Corp.	25.7

American Municipal Bond Assurance Corp. *	13.0

Assured Guaranty Corp.	12.7

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $19,327,305 are held by Dealer Trusts and serve as collateral for the $11,955,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
                Invesco Insured Municipal Bond Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
                Invesco Insured Municipal Bond Trust

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
                Invesco Insured Municipal Bond Trust

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$85,098,321	$—	$85,098,321

NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,941,655

Aggregate unrealized (depreciation) of investment securities	(1,445,291)

Net unrealized appreciation of investment securities	$496,364

Cost of investments for tax purposes is $84,601,957.
             Invesco Insured Municipal Bond Trust

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Insured Municipal Bond Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.